Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 7,461,016	$ 7,461,016		$ 7,091,974
Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	6,875,419	6,875,419		6,323,773
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	8,974,908	8,974,908		8,544,306
Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	8,371,044	8,371,044		$ 7,757,790
Vessels | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		792,887	$ 262,980
Gain		394,871	103,789
Vessels | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	398,017	398,017	159,190
Daishan - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		47,000
Gain		26,521
Daishan - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	20,479	20,479
Dia - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		103,000
Gain		54,601
Dia - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	48,399	48,399
Hojo - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		85,000
Gain		36,123
Hojo - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	48,877	48,877
Hirado - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		75,000
Gain		35,826
Hirado - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	39,174	39,174
Antigone - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		103,000
Gain		49,192
Antigone - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	53,808	53,808
Aegean - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		107,000
Gain		57,039
Aegean - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	49,961	49,961
Belgravia - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		25,047
Gain		3,604
Belgravia - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	21,443	21,443
Golden Magnum - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		28,026
Gain		4,449
Golden Magnum - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	23,577	23,577
Ingrid - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		88,800
Gain		49,554
Ingrid - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	39,246	39,246
Ilma - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		88,800
Gain		48,610
Ilma - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	40,190	40,190
Sienna - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		41,882
Gain	29,200	29,195
Sienna - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	12,687	12,687
Windcat 4 - Sale and leaseback | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		331
Gain		155
Windcat 4 - Sale and leaseback | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	176	176
Alsace - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			96,850
Gain			27,462
Alsace - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			69,388
Cap Lara - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			33,213
Gain			18,776
Cap Lara - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			14,437
Windcat 6 - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			268
Gain			220
Windcat 6 - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			48
Iris - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			99,990
Gain			57,133
Iris - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			42,857
Golden Ioanari - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			15,811
Gain			0
Golden Ioanari - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			15,811
Golden Keen - Sale | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price			16,848
Gain			199
Golden Keen - Sale | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value			$ 16,649
Sale IT equipment | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		2
Gain		2
Sale IT equipment | Gross carrying amount | Vessels | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 0	$ 0